Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Line Items]
Percentage of restricted net assets	25.00%
PRC [Member]
Condensed Financial Information of the Parent Company [Line Items]
Percentage of restricted net assets	25.00%